Share-based Payments (Details) - Schedule of movement in number of stock options outstanding and weighted average exercise price - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of movement in number of stock options outstanding and weighted average exercise price [Abstract]
Average exercise price per share option, As at 1 July	$ 0.4	$ 0.46	$ 0.45
Number of options, As at 1 July	42,807,118	79,463,744	72,569,180
Average exercise price per share option, Granted during the year	$ 0.28	$ 0.18	$ 0.47
Number of options, Granted during the year	11,560,000	542,600	9,100,000
Average exercise price per share option, Exercised during the year	$ 0.23	$ 0.18
Number of options, Exercised during the year	(4,057,640)	(424,840)
Average exercise price per share option, Forfeited/lapsed during the year	$ 0.5	$ 0.52	$ 0.53
Number of options,Forfeited/lapsed during the year	(5,000,000)	(36,774,386)	(2,205,436)
Average exercise price per share option, As at 30 June	$ 0.31	$ 0.4	$ 0.46
Number of options, As at 30 June	45,309,478	42,807,118	79,463,744
Average exercise price per share option, Vested and exercisable at 30 June	$ 0.31	$ 0.4	$ 0.46
Number of options,Vested and exercisable at 30 June	45,309,478	42,807,118	79,463,744